BUSINESS COMBINATION (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 02, 2020	May 08, 2020	Jan. 20, 2022	Mar. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock par value					$ 0.0001	$ 0.0001	$ 0.0001
Mr.How Kok Choong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchased price per shares				$ 6.50
Share Exchange Agreement [Member] | Mr.How Kok Choong [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period acquisitions, shares		9,590,596
Share Exchange Agreement [Member] | Mr.How Kok Choong [Member] | Agape Superior Living Sdn Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage		99.99%
Share Exchange Agreement [Member] | Mr.How Kok Choong [Member] | Agape Superior Living Sdn Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period acquisitions, shares				176,547
Ordinary shares no par value		$ 0
Purchase consideration value	$ 1,804,046
Loan payable				$ 656,495
Common stock par value				$ 0.0001
Percentage of common stock issued and outstanding				0.0469%
Stock issued during period, value, acquisitions				$ 1,147,551
Issuance of common stock shares					176,547
Share Forfeiture Agreement [Member] | Mr.How Kok Choong [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Company share forfeiture			$ 215,008,035